Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,042,995	$ 1,091,408	$ 587,573
Less: Accumulated depreciation	(594,358)	(506,215)	(220,798)
Property and equipment, net	448,637	585,193	366,775
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	726,515	777,547	585,723
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	235,772	230,635
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 80,708	$ 83,226	$ 1,850